Capital and Funding - Summary of Share Capital (Detail) € in Millions, £ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)
Disclosure of classes of share capital [line items]
Issued, called up and fully paid	€ 464.0	£ 37.0	€ 484.0	£ 40.8
Authorised	481.0		481.0
Unilever PLC [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid	190.0		210.0
Unilever PLC [member] | Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £		40.8		40.8
Unilever PLC [member] | Internal Holdings Eliminated on Consolidation [Member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £		(0.1)		(0.1)
Unilever PLC [member] | Deferred Stock [Member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £		0.1		£ 0.1
Unilever PLC [member] | Cancellation of Treasury shares [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid | £		£ (3.8)
Unilever N.V. [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid	274.0		274.0
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid	274.0		274.0
Authorised	480.0		480.0
Unilever N.V. [member] | Ordinary Special Shares [member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid	1.0		1.0
Authorised	1.0		1.0
Unilever N.V. [member] | Internal Holdings Eliminated on Consolidation [Member]
Disclosure of classes of share capital [line items]
Issued, called up and fully paid	€ (1.0)		€ (1.0)